Employee Benefits - Additional Information (Detail) - MXN ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Assets (liabilities) recognized in the balance sheet (DC- warranty)			$ 6,646,477	$ 3,675,492
Expense in the income statement (net cost for the period, CD-guarantee)			1,310,945	683,266
Forecast
Disclosure of defined benefit plans [line items]
Expected payments		$ 93,945,395
Long term expected benefit payments		$ 565,316
Financing income | Government Bonds
Disclosure of defined benefit plans [line items]
Interest income			4,612,403	7,426,089
Payment received			4,854,744
Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value	$ 2,176,432		2,193,747	$ 2,176,432	$ 2,233,490
Affiliated Companies | Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value			2,082,317
FOLAPE | Plan Assets
Disclosure of defined benefit plans [line items]
Plan assets at fair value			$ 111,430
Pensions and retirement plans | PEMEX
Disclosure of defined benefit plans [line items]
Promissory note interest amount	$ 37,800,072
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate	9.42%		11.28%	9.42%
Actuarial assumption of discount rate increase or decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			8.96%
Percentage of decrease in assumed variation rate			(10.72%)
Actuarial assumption of discount rate increase or decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			13.85%
Percentage of decrease in assumed variation rate			(11.47%)
Medical services of increase or decrease of one percentage point
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			1.93%
Percentage of decrease in assumed variation rate			(1.55%)
Medical services of increase or decrease of one percentage point | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			4.48%
Percentage of decrease in assumed variation rate			(3.35%)
Actuarial assumption of inflation rates increase decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			6.98%
Percentage of decrease in assumed variation rate			(6.10%)
Actuarial assumption of inflation rates increase decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			0.00%
Actuarial assumption of wage rates increase decrease of one percentage
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			0.94%
Percentage of decrease in assumed variation rate			(0.82%)
Actuarial assumption of wage rates increase decrease of one percentage | Long term employee benefits
Disclosure of defined benefit plans [line items]
Percentage of increase in the assumed variation rate			3.45%
Percentage of decrease in assumed variation rate			(3.17%)